INVESTMENTS IN AFFILIATED AND OTHER COMPANY (Details) (USD $)						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Ecomtrade [Member]	Dec. 31, 2013 Locationet [Member]	Dec. 31, 2012 Locationet [Member]	Dec. 31, 2013 Overvyoo [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method			50.00%	10.64%		27.50%
Investments in affiliated company	$ 1,423,000	$ 160,000	$ 166,000	$ 88,000	$ 82,000
Investments in affiliates, loans portion			273,000
Investments in other company	88,000	82,000
Payments to equity interest						$ 1,400,000